Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue by Service Types	The summary of the Group’s disaggregation of revenue by service types for the year ended December 31, 2023 and 2024 are as follows:
	For the year ended December 31,
	2022	2023	2024
	MYR	MYR	MYR	USD
Offering farm solutions
- from third parties	1,900,000	12,412,500	19,434,500	4,348,249
- from related parties	–	4,000,000	1,400,174	313,273
	1,900,000	16,412,500	20,834,674	4,661,522
Sales of fresh produce
- from third parties	396,168	585,553	19,993,366	4,473,289
- from related parties	568,472	1,473,219	32,842	7,348
	964,640	2,058,772	20,026,208	4,480,637

Total revenue	2,864,640	18,471,272	40,860,882	9,142,159

	For the year ended December 31,
	2022	2023	2024
	MYR	MYR	MYR	USD
Timing of revenue recognition
- Point in time	964,640	18,371,272	37,460,882	8,381,448
- Over time	1,900,000	100,000	3,400,000	760,711
Revenue from contracts with customers	2,864,640	18,471,272	40,860,882	9,142,159

Schedule of Revenue from Major Customers	Revenue from major customers
	For the year ended December 31,
	2022		2023		2024

Offering of farm solutions
Customer A	66.3%		–	*	–	*
Customer B	–	*	34.7%		–	*
Customer C**	–	*	21.7%		–	*
Customer D	–	*	21.1%		–	*
Customer E	–	*	10.8%		–	*
Customer F	–	*	–	*	42.7%

Sales of fresh produce
Customer G***	12.0%		–	*	19.5%
Customer H	10.4%		–	*	–	*
Customer I	–	*	–	*	14.6%
Customer J	–	*	–	*	14.0%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer C is a related party of the Group.

***	Customer G was a related party of the Group during the year ended December 31, 2022 and 2023. It ceased to be a related party of the Group in January 2024.